Stock Options	12 Months Ended
Dec. 31, 2011
Stock Options
Stock Options

(15) Stock Options

        On April 1, 2005, the Board of Directors adopted the 2005 International Bancshares Corporation Stock Option Plan (the "2005 Plan"). Effective May 19, 2008, the 2005 Plan was amended to increase the number of shares available for stock option grants under the 2005 Plan by 300,000 shares. The 2005 Plan replaced the 1996 International Bancshares Corporation Key Contributor Stock Option Plan (the "1996 Plan"). Under the 2005 Plan, both qualified incentive stock options ("ISOs") and non-qualified stock options ("NQSOs") may be granted. Options granted may be exercisable for a period of up to 10 years from the date of grant, excluding ISOs granted to 10% shareholders, which may be exercisable for a period of up to only five years. As of December 31, 2011, 14,161 shares were available for future grants under the 2005 Plan.

        The fair value of each option award granted under the plan is estimated on the date of grant using a Black-Scholes-Merton option valuation model that uses the assumptions noted in the following table. Expected volatility is based on the historical volatility of the price of the Company's stock. The Company uses historical data to estimate the expected dividend yield and employee termination rates within the valuation model. The expected term of options is derived from historical exercise behavior. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. No options were granted for the year ended December 31, 2010.

	2011	2009
Expected Life (Years)	6.13	6.13
Dividend yield	2.58%	2.99%
Interest rate	1.39%	2.12%
Volatility	49.21%	41.81%

        A summary of option activity under the stock option plans for the twelve months ended December 31, 2011 is as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value ($)
Options outstanding at December 31, 2010	764,982	$20.65
Plus: Options granted	228,750	14.75
Less:
Options exercised	7,185	17.86
Options expired	81,218	19.93
Options forfeited	60,608	21.80

Options outstanding at December 31, 2011	844,721	$19.08	4.54	$2,445,000

Options fully vested and exercisable at December 31, 2011	374,352	$24.87	2.33	$244,000

        Stock-based compensation expense included in the consolidated statements of income for the twelve months ended December 31, 2011, 2010 and 2009 was approximately $387,000, $534,000 and $655,000, respectively. As of December 31, 2011, there was approximately $1,313,000 of total unrecognized stock-based compensation cost related to non-vested options granted under the Company plans that will be recognized over a weighted average period of 1.95 years.

        A summary of the status of the Company's non-vested options as of December 31, 2011, and changes during the twelve months ended December 31, 2011, is presented below:

Non-vested Options	Options	Weighted average grant-date fair value ($)
Non-vested options at December 31, 2010	377,544	$4.48
Granted	228,750	5.51
Vested	(113,582)	5.82
Forfeited	(22,343)	4.06

Non-vested options at December 31, 2011	470,369	$4.68

        Other information pertaining to option activity during the twelve month period ending December 31, 2011, 2010 and 2009 is as follows:

	Twelve Months Ended December 31,
	2011	2010	2009
Weighted average grant date fair value of stock options granted	$5.51	$—	$3.31
Total fair value of stock options vested	$661,000	$551,000	$522,000
Total intrinsic value of stock options exercised	$27,000	$2,000	$581,000